NOTE 3. DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
Note 3. Discontinued Operations
DISCONTINUED OPERATIONS

For the fiscal year ended December 31, 2014, our businesses consisted of 1) commercial vehicle sales, leasing and support business, 2) property lease and management business, 3) insurance agency, and 4) Internet-based business in the commercial vehicle industry. In August 2015 we began winding down the operations of our commercial vehicle sales, leasing and support business and insurance agency business (the “traditional business”), in the following steps,

1.	Ceased to market and sign up new contracts for commercial vehicles sales, leasing and support business and insurance agency business;
2.	Actively sold a number of the transportation companies, which constitute the sales network of the traditional businesses to achieve market penetration at a municipal and county level throughout China, to third parties.
3.	Transferred the long-lived assets, mainly including the computers and furniture, from the traditional businesses to the Internet-based business;
4.	Dismissed or transferred the employees from the traditional businesses to the Internet-based business.

On December 31, 2015 the Board of Directors approved that the Company shift its strategy to focusing on its Internet-based business, which was initially launched near the end of 2014. Accordingly, the Company determines that the traditional businesses were ceased as of December 31, 2015, and should be reported as discontinued operations.

The Company will continue to service outstanding leases until they have all been collected. The due dates for the remaining leases run through July 2017 and the Company also expects to continue servicing and collecting on any payments that become overdue. This constitutes significant continuing involvement in the traditional businesses after their cessation.

The assets and liabilities of the traditional businesses were included in the captions “Assets of discontinued operations” and “Liabilities of discontinued operations”, in the accompanying balance sheets at December 31, 2015 and 2014 and consisted of the following:

	December 31,
	2015	2014
Assets classified as discontinued operations
Accounts receivable, net	$27,688	$28,688
Prepaid expenses and other current assets	3,100	4, 901
Other financing receivables from peer store, net	─	16,786
Inventories	4,330	4,729
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	63,774	285,983
Short-term net investment in sales-type leases	5,703	56,975
Total current assets	104,595	398,062
Long-term net investment in direct financing and sales-type leases, net of current maturities	3,064	59,170
Deferred income tax assets	12,186	9,913
Total non-current assets	15,250	69,083
Total assets	$119,845	$467,145

	December 31,
	2015	2014
Liabilities classified as discontinued operations
Income tax payable	111	929
Other payables and accrued liabilities	11,795	15,801
Long-term payables, current portion	─	899
Short-term bonds payable	36,738	─
Financing payables, related parties	1,801	99,783
Total current liabilities	50,445	117,412
Long-term payables	2,587	9,102
Total non-current liabilities	2,587	9,102
Total liabilities	$53,032	$126,514

The following are revenues and income from discontinued operations:

	Years ended December 31,
	2015	2014	2013

Revenues	$154,268	$812,019	$661,512

Income from discontinued operations	10,100	35,429	28,018
Income tax provisions	1,895	8,941	7,424
Income from discontinued operation, net of income tax	8,205	26,488	20,594

The following are selective cash flow information from discontinued operations:

	Years ended December 31,
	2015	2014	2013

Net cash provided by (used in) operating activities	$332,630	$(10,686)	$(125,928)

Net cash provided by (used in) investing activities	─	─	─